PROPERTY, PLANT AND EQUIPMENT - Summary of Property, Plant and Equipment (Details) - USD ($)	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018
Reconciliation of changes in property, plant and equipment [abstract]
Property, plant and equipment, Beginning Balance	$ 6,947,000,000
Property, plant and equipment, Ending Balance	13,892,000,000	$ 6,947,000,000
Future development costs	48,000,000	331,000,000
Gross Carrying Amount
Reconciliation of changes in property, plant and equipment [abstract]
Property, plant and equipment, Beginning Balance	8,415,000,000	3,425,000,000
Additions (cash and non-cash)	1,529,000,000	500,000,000
Dispositions	(772,000,000)	(131,000,000)
Acquisitions through business combinations	6,577,000,000	4,913,000,000
Transfers and assets reclassified as held for sale	(332,000,000)	(38,000,000)
Changes in accounting policy	978,000,000
Foreign currency translation	107,000,000	(254,000,000)
Property, plant and equipment, Ending Balance	16,502,000,000	8,415,000,000
Accumulated Depreciation and Impairment
Reconciliation of changes in property, plant and equipment [abstract]
Property, plant and equipment, Beginning Balance	(1,468,000,000)	(895,000,000)
Depreciation/depletion/impairment expense	(1,407,000,000)	(720,000,000)
Dispositions	263,000,000	62,000,000
Transfers and assets reclassified as held for sale	62,000,000	2,000,000
Foreign currency translation	(60,000,000)	83,000,000
Property, plant and equipment, Ending Balance	(2,610,000,000)	(1,468,000,000)
Land
Reconciliation of changes in property, plant and equipment [abstract]
Property, plant and equipment, Beginning Balance	127,000,000
Property, plant and equipment, Ending Balance	633,000,000	127,000,000
Land | Gross Carrying Amount
Reconciliation of changes in property, plant and equipment [abstract]
Property, plant and equipment, Beginning Balance	127,000,000	103,000,000
Additions (cash and non-cash)	1,000,000	1,000,000
Dispositions	(1,000,000)	(3,000,000)
Acquisitions through business combinations	523,000,000	44,000,000
Transfers and assets reclassified as held for sale	(22,000,000)	(12,000,000)
Changes in accounting policy	0
Foreign currency translation	5,000,000	(6,000,000)
Property, plant and equipment, Ending Balance	633,000,000	127,000,000
Land | Accumulated Depreciation and Impairment
Reconciliation of changes in property, plant and equipment [abstract]
Property, plant and equipment, Beginning Balance	0	0
Depreciation/depletion/impairment expense	0	0
Dispositions	0	0
Transfers and assets reclassified as held for sale	0	0
Foreign currency translation	0	0
Property, plant and equipment, Ending Balance	0	0
Building
Reconciliation of changes in property, plant and equipment [abstract]
Property, plant and equipment, Beginning Balance	584,000,000
Property, plant and equipment, Ending Balance	3,602,000,000	584,000,000
Building | Gross Carrying Amount
Reconciliation of changes in property, plant and equipment [abstract]
Property, plant and equipment, Beginning Balance	649,000,000	397,000,000
Additions (cash and non-cash)	346,000,000	37,000,000
Dispositions	(78,000,000)	(5,000,000)
Acquisitions through business combinations	2,886,000,000	262,000,000
Transfers and assets reclassified as held for sale	(107,000,000)	(2,000,000)
Changes in accounting policy	0
Foreign currency translation	12,000,000	(40,000,000)
Property, plant and equipment, Ending Balance	3,708,000,000	649,000,000
Building | Accumulated Depreciation and Impairment
Reconciliation of changes in property, plant and equipment [abstract]
Property, plant and equipment, Beginning Balance	(65,000,000)	(44,000,000)
Depreciation/depletion/impairment expense	(80,000,000)	(28,000,000)
Dispositions	21,000,000	1,000,000
Transfers and assets reclassified as held for sale	17,000,000	1,000,000
Foreign currency translation	1,000,000	5,000,000
Property, plant and equipment, Ending Balance	(106,000,000)	(65,000,000)
Machinery and equipment
Reconciliation of changes in property, plant and equipment [abstract]
Property, plant and equipment, Beginning Balance	1,747,000,000
Property, plant and equipment, Ending Balance	4,226,000,000	1,747,000,000
Machinery and equipment | Gross Carrying Amount
Reconciliation of changes in property, plant and equipment [abstract]
Property, plant and equipment, Beginning Balance	2,223,000,000	1,310,000,000
Additions (cash and non-cash)	582,000,000	301,000,000
Dispositions	(266,000,000)	(95,000,000)
Acquisitions through business combinations	2,677,000,000	801,000,000
Transfers and assets reclassified as held for sale	(178,000,000)	(13,000,000)
Changes in accounting policy	0
Foreign currency translation	(3,000,000)	(81,000,000)
Property, plant and equipment, Ending Balance	5,035,000,000	2,223,000,000
Machinery and equipment | Accumulated Depreciation and Impairment
Reconciliation of changes in property, plant and equipment [abstract]
Property, plant and equipment, Beginning Balance	(476,000,000)	(364,000,000)
Depreciation/depletion/impairment expense	(485,000,000)	(192,000,000)
Dispositions	123,000,000	55,000,000
Transfers and assets reclassified as held for sale	53,000,000	2,000,000
Foreign currency translation	(24,000,000)	23,000,000
Property, plant and equipment, Ending Balance	(809,000,000)	(476,000,000)
Machinery and equipment | Accumulated impairment
Reconciliation of changes in property, plant and equipment [abstract]
Impairment loss	14,000,000	5,000,000
Oil and gas assets | Gross Carrying Amount
Reconciliation of changes in property, plant and equipment [abstract]
Impairment loss	271,000,000	258,000,000
Mineral property assets and oil and gas properties
Reconciliation of changes in property, plant and equipment [abstract]
Property, plant and equipment, Beginning Balance	754,000,000
Property, plant and equipment, Ending Balance	550,000,000	754,000,000
Mineral property assets and oil and gas properties | Gross Carrying Amount
Reconciliation of changes in property, plant and equipment [abstract]
Property, plant and equipment, Beginning Balance	1,460,000,000	1,516,000,000
Additions (cash and non-cash)	88,000,000	64,000,000
Dispositions	(345,000,000)	(2,000,000)
Acquisitions through business combinations	0	0
Transfers and assets reclassified as held for sale	0	1,000,000
Changes in accounting policy	0
Foreign currency translation	69,000,000	(119,000,000)
Property, plant and equipment, Ending Balance	1,272,000,000	1,460,000,000
Mineral property assets and oil and gas properties | Accumulated Depreciation and Impairment
Reconciliation of changes in property, plant and equipment [abstract]
Property, plant and equipment, Beginning Balance	(706,000,000)	(450,000,000)
Depreciation/depletion/impairment expense	(61,000,000)	(306,000,000)
Dispositions	81,000,000	0
Transfers and assets reclassified as held for sale	0	0
Foreign currency translation	(36,000,000)	50,000,000
Property, plant and equipment, Ending Balance	(722,000,000)	(706,000,000)
Oil and gas related equipment
Reconciliation of changes in property, plant and equipment [abstract]
Property, plant and equipment, Beginning Balance	3,613,000,000
Property, plant and equipment, Ending Balance	3,265,000,000	3,613,000,000
Oil and gas related equipment | Gross Carrying Amount
Reconciliation of changes in property, plant and equipment [abstract]
Property, plant and equipment, Beginning Balance	3,792,000,000	0
Additions (cash and non-cash)	210,000,000	86,000,000
Dispositions	0	(19,000,000)
Acquisitions through business combinations	0	3,738,000,000
Transfers and assets reclassified as held for sale	(31,000,000)	(13,000,000)
Changes in accounting policy	0
Foreign currency translation	(1,000,000)	0
Property, plant and equipment, Ending Balance	3,970,000,000	3,792,000,000
Impairment loss	184,000,000	0
Oil and gas related equipment | Accumulated Depreciation and Impairment
Reconciliation of changes in property, plant and equipment [abstract]
Property, plant and equipment, Beginning Balance	(179,000,000)	0
Depreciation/depletion/impairment expense	(530,000,000)	(182,000,000)
Dispositions	0	3,000,000
Transfers and assets reclassified as held for sale	3,000,000	0
Foreign currency translation	1,000,000	0
Property, plant and equipment, Ending Balance	(705,000,000)	(179,000,000)
Others
Reconciliation of changes in property, plant and equipment [abstract]
Property, plant and equipment, Beginning Balance	122,000,000
Property, plant and equipment, Ending Balance	350,000,000	122,000,000
Others | Gross Carrying Amount
Reconciliation of changes in property, plant and equipment [abstract]
Property, plant and equipment, Beginning Balance	164,000,000	99,000,000
Additions (cash and non-cash)	69,000,000	11,000,000
Dispositions	(23,000,000)	(7,000,000)
Acquisitions through business combinations	263,000,000	68,000,000
Transfers and assets reclassified as held for sale	(54,000,000)	1,000,000
Changes in accounting policy	0
Foreign currency translation	2,000,000	(8,000,000)
Property, plant and equipment, Ending Balance	421,000,000	164,000,000
Others | Accumulated Depreciation and Impairment
Reconciliation of changes in property, plant and equipment [abstract]
Property, plant and equipment, Beginning Balance	(42,000,000)	(37,000,000)
Depreciation/depletion/impairment expense	(48,000,000)	(12,000,000)
Dispositions	14,000,000	3,000,000
Transfers and assets reclassified as held for sale	4,000,000	(1,000,000)
Foreign currency translation	1,000,000	5,000,000
Property, plant and equipment, Ending Balance	(71,000,000)	(42,000,000)
Right-of-use assets
Reconciliation of changes in property, plant and equipment [abstract]
Property, plant and equipment, Beginning Balance	0
Property, plant and equipment, Ending Balance	1,266,000,000	0
Right-of-use assets | Gross Carrying Amount
Reconciliation of changes in property, plant and equipment [abstract]
Property, plant and equipment, Beginning Balance	0	0
Additions (cash and non-cash)	233,000,000	0
Dispositions	(59,000,000)	0
Acquisitions through business combinations	228,000,000	0
Transfers and assets reclassified as held for sale	60,000,000	0
Changes in accounting policy	978,000,000
Foreign currency translation	23,000,000	0
Property, plant and equipment, Ending Balance	1,463,000,000	0
Right-of-use assets | Accumulated Depreciation and Impairment
Reconciliation of changes in property, plant and equipment [abstract]
Property, plant and equipment, Beginning Balance	0	0
Depreciation/depletion/impairment expense	(203,000,000)	0
Dispositions	24,000,000	0
Transfers and assets reclassified as held for sale	(15,000,000)	0
Foreign currency translation	(3,000,000)	0
Property, plant and equipment, Ending Balance	$ (197,000,000)	$ 0